Property, Plant and Equipment, Net (Details) - Schedule of Land Use Rights and Long Term Leased Land - USD ($) $ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Land use rights and long term leased land [Member]
Schedule of Land Use Rights and Long Term Leased Land [Line Items]
Land use right of state-owned land	[1]	$ 2,233	$ 2,233
Long term leased land	[2]	947	947
Land use rights and long term leased land, cost		3,180	3,180
Less: accumulated amortization		(1,795)	(1,708)
Land use rights and long term leased land, net		1,385	1,472
Cost		3,180	3,180
Less: accumulated depreciation and amortization		(1,795)	(1,708)
Net book value		1,385	1,472
Leasehold land and buildings [Member]
Schedule of Land Use Rights and Long Term Leased Land [Line Items]
Land use rights and long term leased land, cost		4,273	4,273
Less: accumulated amortization		(1,697)	(1,602)
Land use rights and long term leased land, net		2,576	2,671
Cost		4,273	4,273
Less: accumulated depreciation and amortization		(1,697)	(1,602)
Net book value		$ 2,576	$ 2,671

[1]	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with terms of 50 years expiring in 2050. As of March 31, 2023 and 2024, the cost of land use rights of state-owned land and buildings erected were $28,077 and $28,077, respectively.
[2]	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2024, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application. As of March 31, 2023 and 2024, the cost of land use rights of state-owned land and buildings erected were $4,156 and $4,156, respectively.